Accounts Receivable - Trade	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable - Trade

NOTE 4 – ACCOUNTS RECEIVABLE - TRADE

Accounts receivable consisted of the following at June 30, 2018 and December 31, 2017:

	2018	2017

Accounts receivable - trade	$5,907,040	$3,846,724
Allowance for doubtful accounts	(217,350)	(200,874)
Allowance for sales returns and volume rebates	(669,702)	(555,918)

Accounts receivable - trade, net of allowances	$5,019,988	$3,089,932

NOTE 5 – ACCOUNTS RECEIVABLE - TRADE

Accounts receivable consisted of the following at December 31, 2017 and 2016:

	2017	2016

Accounts receivable - trade	$3,846,724	$3,562,832
Allowance for doubtful accounts	(200,874)	(453,059)
Allowance for sales returns and volume rebates	(555,918)	(165,819)

Accounts receivable - trade, net of allowances	$3,089,932	$2,943,954

The Company wrote off accounts receivable of $163,402 and $55,929 for the years ended December 31, 2017 and 2016, respectively.